Investment Securities Available for Sale - Schedule of Amortized Cost and Fair Value of Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Due in one year or less	$ 0	$ 661
Due from one year to five years	101,505	426
Due from five to ten years	23,551	23,556
Debt securities, available-for-sale, maturity, amortized Cost	125,056	24,643
Mortgage-backed securities	753	791
Amortized Cost	125,809	25,434	$ 25,457
Due in one year or less	0	662
Due from one year to five years	101,506	432
Due from five to ten years	23,951	24,527
Debt securities, available-for-sale, maturity, amortized Cost	125,457	25,621
Mortgage-backed securities	761	811
Estimated Fair Value	$ 126,218	$ 26,432	$ 25,595